Risk management and concentrations of risk (Details Textual)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage	97.00%		97.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage	3.00%		3.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage		90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage		10.00%